CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ₨ in Millions	INR (₨)	USD ($)	Share capital[member] INR (₨)		Share capital[member] USD ($)	[5]	Share premium [member] INR (₨)		Share premium [member] USD ($)	[5]	Treasury shares [member] INR (₨)		Treasury shares [member] USD ($)	[5]	Share based payments reserve [member] INR (₨)	Share based payments reserve [member] USD ($)	Fair value reserve [Member] INR (₨)		Fair value reserve [Member] USD ($)	Foreign currency translation reserve [member] INR (₨)	Foreign currency translation reserve [member] USD ($)	Hedging reserve [member] INR (₨)	Hedging reserve [member] USD ($)	Capital redemption reserve [member] INR (₨)	Capital redemption reserve [member] USD ($)	Special Economic Zone Reinvestment Reserve [Member] INR (₨) [2]	Special Economic Zone Reinvestment Reserve [Member] USD ($)	[2]	Debenture Redemption Reserve [Member] INR (₨) [3]	Debenture Redemption Reserve [Member] USD ($)	[3]	Actuarial gains/ (losses) [member] INR (₨)	Actuarial gains/ (losses) [member] USD ($)	Retained earnings [member] INR (₨)		Retained earnings [member] USD ($)
Beginning Balance at Mar. 31, 2020	₨ 154,988		₨ 831				₨ 8,495				₨ (1,006)				₨ 1,233		₨ (2,405)	[1]		₨ 4,343		₨ (563)		₨ 173		₨ 0			₨ 0			₨ (360)		₨ 144,247
Total comprehensive income
Profit for the year	17,238		0				0				0				0		0	[1]		0		0		0		0			0			0		17,238
Net change in fair value of equity instruments, net of tax (expense)/benefit	3,956		0				0				0				0		3,945	[1]		0		0		0		0			0			0		11	[4]
Foreign currency translation adjustments, net of tax (expense)/benefit	706		0				0				0				0		0	[1]		706		0		0		0			0			0		0
Effective portion of changes in fair value of cash flow hedges, net of tax (expense)/benefit	804		0				0				0				0		0	[1]		0		804		0		0			0			0		0
Actuarial loss on post-employment benefit obligations, net of tax (expense)/benefit	(143)		0				0				0				0		0	[1]		0		0		0		0			0			(143)		0
Total comprehensive income for the year	22,561		0				0				0				0		3,945	[1]		706		804		0		0			0			(143)		17,249
Transactions with owners of the Company
Issue of equity shares on exercise of options	269		1				392				232				(356)		0	[1]		0		0		0		0			0			0		0
Share-based payment expense	584		0				0				0				584		0	[1]		0		0		0		0			0			0		0
Purchase of treasury shares	(1,193)		0				0				(1,193)				0		0	[1]		0		0		0		0			0			0		0
Dividend paid	(4,147)		0				0				0				0		0	[1]		0		0		0		0			0			0		(4,147)
Total transactions with owners of the Company	(4,487)		1				392				(961)				228		0	[1]		0		0		0		0			0			0		(4,147)
Transfer to special economic zone re-investment reserve, net of reversal	0		0				0				0				0		0	[1]		0		0		0		1,402			0			0		(1,402)
Transfer from special economic zone re-investment reserve on utilization	0		0				0				0				0		0	[1]		0		0		0		(76)			0			0		76
Total (D)	0		0				0				0				0		0	[1]		0		0		0		1,326			0			0		(1,326)
Ending Balance at Mar. 31, 2021	173,062		832	[5]			8,887	[5]			(1,967)	[5]			1,461		1,540	[1]		5,049		241		173		1,326			0			(503)		156,023
Total comprehensive income
Profit for the year	23,568		0	[5]			0	[5]			0	[5]			0		0			0		0		0		0			0			0		23,568
Net change in fair value of equity instruments, net of tax (expense)/benefit	(3,241)		0	[5]			0	[5]			0	[5]			0		(3,241)			0		0		0		0			0			0		0
Foreign currency translation adjustments, net of tax (expense)/benefit	(214)		0	[5]			0	[5]			0	[5]			0		0			(214)		0		0		0			0			0		0
Effective portion of changes in fair value of cash flow hedges, net of tax (expense)/benefit	594		0	[5]			0	[5]			0	[5]			0		0			0		594		0		0			0			0		0
Actuarial loss on post-employment benefit obligations, net of tax (expense)/benefit	(22)		0	[5]			0	[5]			0	[5]			0		0			0		0		0		0			0			(22)		0
Total comprehensive income for the year	20,685		0	[5]			0	[5]			0	[5]			0		(3,241)			(214)		594		0		0			0			(22)		23,568
Transactions with owners of the Company
Issue of equity shares on exercise of options	334				$ 0	[6]	393	[5]			366	[5]			(425)		0			0		0		0		0			0			0		0
Share-based payment expense	592		0	[5]			0	[5]			0	[5]			592		0			0		0		0		0			0			0		0
Dividend paid	(4,146)		0	[5]			0	[5]			0	[5]			0		0			0		0		0		0			0			0		(4,146)
Total transactions with owners of the Company	(3,220)				0	[6]	393	[5]			366	[5]			167		0			0		0		0		0			0			0		(4,146)
Transfer to debenture redemption reserve	0		0	[5]			0	[5]			0	[5]			0		0			0		0		0		0			304			0		(304)
Transfer from special economic zone re-investment reserve on utilization	0		0	[5]			0	[5]			0	[5]			0		0			0		0		0		(571)			0			0		571
Total (D)	0		0	[5]			0	[5]			0	[5]			0		0			0		0		0		(571)			304			0		267
Ending Balance at Mar. 31, 2022	190,527		832	[5]			9,280	[5]			(1,601)	[5]			1,628		(1,701)			4,835		835		173		755			304			(525)		175,712
Total comprehensive income
Profit for the year	45,067	$ 548,000,000	0	[5]			0	[5]			0	[5]			0		0			0		0		0		0			0			0		45,067
Net change in fair value of equity instruments, net of tax (expense)/benefit	(724)		0	[5]			0	[5]			0	[5]			0		(724)			0		0		0		0			0			0		0
Foreign currency translation adjustments, net of tax (expense)/benefit	898		0	[5]			0	[5]			0	[5]			0		0			898		0		0		0			0			0		0
Effective portion of changes in fair value of cash flow hedges, net of tax (expense)/benefit	(551)		0	[5]			0	[5]			0	[5]			0		0			0		(551)		0		0			0			0		0
Actuarial loss on post-employment benefit obligations, net of tax (expense)/benefit	(12)		0	[5]			0	[5]			0	[5]			0		0			0		0		0		0			0			(12)		0
Total comprehensive income for the year	44,678	544,000,000	0	[5]			0	[5]			0	[5]			0		(724)			898		(551)		0		0			0			(12)		45,067
Transactions with owners of the Company
Issue of equity shares on exercise of options	157		1	[5]			361	[5]			168	[5]			(373)		0			0		0		0		0			0			0		0
Share-based payment expense	397		0	[5]			0	[5]			0	[5]			397		0			0		0		0		0			0			0		0
Dividend paid	(4,979)		0	[5]			0	[5]			0	[5]			0		0			0		0		0		0			0			0		(4,979)
Sale of treasury shares	211		0	[5]			47	[5]			164	[5]			0		0			0		0		0		0			0			0		0
Total transactions with owners of the Company	(4,214)		1	[5]			408	[5]			332	[5]			24		0			0		0		0		0			0			0		(4,979)
Transfer to special economic zone re-investment reserve, net of reversal	0		0	[5]			0	[5]			0	[5]			0		0			0		0		0		752			0			0		(752)
Transfer to debenture redemption reserve	0		0	[5]			0	[5]			0	[5]			0		0			0		0		0		0			76			0		(76)
Transfer from special economic zone re-investment reserve on utilization	0		0	[5]			0	[5]			0	[5]			0		0			0		0		0		(621)			0			0		621
Total (D)	0		0	[5]			0	[5]			0	[5]			0		0			0		0		0		131			76			0		(207)
Ending Balance at Mar. 31, 2023	₨ 230,991	2,810,000,000	₨ 833	[5]			₨ 9,688	[5]			₨ (1,269)	[5]			₨ 1,652		₨ (2,425)			₨ 5,733		₨ 284		₨ 173		₨ 886			₨ 380			₨ (537)		₨ 215,593
Transactions with owners of the Company
Convenience translation into U.S.$ (See note 2(d)) | $		$ 2,810,000,000			$ 10,000,000				$ 118,000,000				$ (15,000,000)			$ 20,000,000			$ (30,000,000)		$ 70,000,000		$ 3,000,000		$ 2,000,000		$ 11,000,000			$ 5,000,000			$ (7,000,000)			$ 2,623,000,000

[1]	Represents mark to market gain or loss on financial assets classified as fair value through other comprehensive income (“FVTOCI”). Depending on the category and type of the financial asset, the mark to market gain or loss is either reclassified to the income statement or to retained earnings upon disposal of the investment.
[2]	The Company has created a Special Economic Zone (“SEZ”) Reinvestment Reserve out of profits of its eligible SEZ Units in accordance with the terms of Section 10AA(1) of the Indian Income Tax Act, 1961. This reserve is to be utilized by the Company for acquiring Plant and Machinery in accordance with Section 10AA(2) of such Act.
[3]	The Company has created a Debenture Redemption Reserve out of profits of its subsidiary Aurigene Pharmaceutical Services Limited that issued debentures in accordance with the terms of Section 18(7)(iv) & 18(7)(v) AA(1) of the of Companies (Share Capital and Debentures) Rules, 2014. This reserve is to be utilized by the Company for payment of dividend and redemption of debentures.
[4]	Represents gain on disposal of financial instruments classified as FVTOCI instruments re-classified to retained earnings.
[5]	Refer to Note 33 (“Merger of Dr. Reddy’s Holdings Limited into Dr. Reddy’s Laboratories Limited”) of these consolidated financial statements.
[6]	Rounded to the nearest million